Capital and funding - Equity - Share Premium (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 07, 2025	Dec. 31, 2025
Number of shares issued	612,245,455
Nominal value per share	€ 3.5	€ 3.5
Issue of shares	€ 7,941
Share Premium
Issue of shares	€ 5,798